Summary of Significant Accounting Policies - Schedule of Total Provision Benefit For Income Taxes (Details) - PHOENIX BIOTECH ACQUISITION CORP. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies - Schedule of Total Provision Benefit For Income Taxes (Details) [Line Items]
Current expense	$ (94,819)	$ (599,159)
Deferred tax benefit
Change in valuation allowance
Total income tax (expense) benefit	$ (94,819)	$ (599,159)